Related party transactions (Tables)	12 Months Ended
Dec. 31, 2011
Amounts Due To Directors and Related Party Transactions [Abstract]
Schedule of related party transactions

Name of related companies	Year ended December 31,
	2011	2010

Liucheng Medicine Company	$48,483	$325,881
Guangxi Tianhu Medicine Limited	$642,526	$9,632
Wuxuan Baicaotang Medicine Limited	$4,836	$29,618
Guangxi Liuzhou Baicaotang Medicine Limited, Guigang Branch	$1,065,208	$3,311,379